INCOME TAXES 5 (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards, Total		$ 4,700
Remeasurement of equity method investments	(277)
San Diego Gas and Electric Company and Subsidiary [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards, Total		1,300
Southern California Gas Company [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards, Total		96
Prior Period [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards, Set To Expire		2,100
Prior Period [Member] | San Diego Gas and Electric Company and Subsidiary [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards, Set To Expire		78
Current Period [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards, Set To Expire		2,600
Current Period [Member] | San Diego Gas and Electric Company and Subsidiary [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards, Set To Expire		1,200
Foreign Country [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards		71
Operating Loss Carryforwards, Nonexpiring		11
Operating Loss Carryforwards, Set To Expire		60
Mexico [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards		162
Operating Loss Carryforwards, Cumulative Amount Utilized		142
Federal And State Jurisdiction [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards		$ 2,200